Property, Plant and Equipment (Details) - USD ($) $ in Thousands	4 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Aria Energy LLC [Member]
Property, Plant and Equipment (Details) [Line Items]
Depreciation expense	$ 15,620	$ 16,196	$ 6,591	$ 7,793	$ 15,473